Document and Entity Information	Sep. 18, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 18, 2026
Entity File Number	001-42850
Entity Registrant Name	WaterBridge Infrastructure LLC
Entity Central Index Key	0002064947
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-4546086
Entity Address, Address Line One	5555 San Felipe Street
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	(713)
Local Phone Number	230‑8864
Title of 12(b) Security	Class A shares representing limited liability company interests
Trading Symbol	WBI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false